Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000126358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R6
Trading Symbol	MWOKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Global Growth Fund (fund) provided a total return of 7.70%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.70%	9.81%	11.23%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[1]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006698 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R4
Trading Symbol	MWOJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Global Growth Fund (fund) provided a total return of 7.59%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.59%	9.71%	11.13%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[2]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006706 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R3
Trading Symbol	MWOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Global Growth Fund (fund) provided a total return of 7.34%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.34%	9.44%	10.86%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[3]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006705 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R2
Trading Symbol	MGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$152	1.47%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Global Growth Fund (fund) provided a total return of 7.08%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.08%	9.17%	10.59%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[4]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006703 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R1
Trading Symbol	MWOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$203	1.97%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Global Growth Fund (fund) provided a total return of 6.56%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.56%	8.63%	10.04%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[5]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006701 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class I
Trading Symbol	MWOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Global Growth Fund (fund) provided a total return of 7.60%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.60%	9.72%	11.14%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[6]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006700 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class C
Trading Symbol	MWOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	1.97%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Global Growth Fund (fund) provided a total return of 6.54%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.54%	8.63%	10.04%
C with CDSC (1% for 12 months)×	5.54%	8.63%	10.04%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[7]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006699 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class B
Trading Symbol	MWOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$203	1.97%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Global Growth Fund (fund) provided a total return of 6.53%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.53%	8.62%	10.03%
B with CDSC (declining over six years from 4% to 0%)×	2.53%	8.34%	10.03%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[8]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006697 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class A
Trading Symbol	MWOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Global Growth Fund (fund) provided a total return of 7.34%, at net asset value. This compares with a return of 22.64% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World Index:
    Not owning any stocks within the energy sector aided relative returns.
    Security selection within the communication services sector also helped relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the information technology, industrials, financials, and consumer discretionary sectors was a primary detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.34%	9.45%	10.87%
A with initial sales charge (5.75%)	1.17%	8.16%	10.21%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.64%	14.61%	11.31%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 929,271,052
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 8,344,493	[9]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	929,271,052	Total Management Fee ($)#:	8,344,493
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%
Issuer country weightings
United States	69.1%
France	6.1%
Taiwan	5.3%
China	5.1%
Canada	2.8%
United Kingdom	2.3%
India	2.3%
Japan	2.1%
Switzerland	1.5%
Other Countries	3.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.3%
NVIDIA Corp.	3.5%
Tencent Holdings Ltd.	3.3%
Visa, Inc., "A"	3.2%
Accenture PLC, "A"	3.1%
Apple, Inc.	3.0%
TransUnion	2.4%
Amphenol Corp., "A"	2.4%
HDFC Bank Ltd.	2.3%

C000006707 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class A
Trading Symbol	MFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Income Fund (fund) provided a total return of 6.35%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.35%	0.91%	3.02%
A with initial sales charge (4.25%)	1.83%	0.04%	2.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 7,573,578,912
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 24,451,827	[10]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006708 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class B
Trading Symbol	MIOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Income Fund (fund) provided a total return of 5.39%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.39%	0.17%	2.27%
B with CDSC (declining over six years from 4% to 0%)×	1.39%	(0.17)%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 7,573,578,912
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 24,451,827	[11]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006709 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class C
Trading Symbol	MIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Income Fund (fund) provided a total return of 5.57%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.57%	0.19%	2.27%
C with CDSC (1% for 12 months)×	4.57%	0.19%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 7,573,578,912
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 24,451,827	[12]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006710 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class I
Trading Symbol	MFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Income Fund (fund) provided a total return of 6.61%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.61%	1.16%	3.28%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 7,573,578,912
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 24,451,827	[13]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000200511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class R6
Trading Symbol	MFIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Income Fund (fund) provided a total return of 6.70%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its underweight allocation to the treasury sector, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to BB and B-rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within BBB and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's underweight exposure to the MBS Agency Fixed Rate sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	6.70%	1.25%	3.09%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.16%	(0.24)%	1.99%
*	For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Mar. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 7,573,578,912
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 24,451,827	[14]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	7,573,578,912	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	517	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	24,451,827
Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure at value
Fixed Income	98.5%
Money Market Funds	1.5%
Composition including fixed income credit
quality
AAA	11.9%
AA	5.9%
A	13.7%
BBB	27.0%
BB	6.6%
B	4.7%
CCC	0.5%
C	0.0%
U.S. Government	28.1%
Federal Agencies	0.0%
Not Rated	0.1%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; 0.35% in excess of $5 billion and up to $10 billion; and 0.34% in excess of $10 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 27, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.